UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2008
Strategic International Equity Fund

Goldman Sachs Strategic International
Equity Fund
TABLE OF CONTENTS

Investment Process	1
Letter to Shareholders and Performance Summary	2
Schedule of Investments	6
Financial Statements	9
Notes to the Financial Statements	12
Financial Highlights	22
Other Information	24
Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s Prospectuses.

The Strategic International Equity Fund is expected to invest in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund’s equity investments are subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
What Differentiates Goldman Sachs’
International Equity Investment Process?
Goldman Sachs’ International Equity strategy is based on the belief that strong, consistent results are best achieved through expert stock selection performed by regional research teams working together on a global scale. Our deep, diverse and experienced team of research analysts and portfolio managers seek to build focused and differentiated portfolios which capture our proprietary research and comprise our very best research ideas.

■ We seek to discover a broad range of investment ideas while being flexible, nimble, contrarian and avoiding complacency.

■  We have an intensive research culture and a strong commitment to on-the-ground resources. Our team comprises over 40 investment professionals based in London, Tokyo, Shanghai, Hong Kong, Mumbai, Seoul, Singapore and Miami.

■  Our local presence better positions our research analysts to generate compelling investment ideas through a keener understanding of local customs; greater and more frequent access to corporate managements; and, immediate access to local capital markets and news flow.

■  The structure of the investment team allows us to cover a broad and deep universe of companies, while at the same time facilitating frequent, open communication between investment professionals in different regions.

■  Decision making takes place “on the front line”, by the investment professionals closest to the information, enabling us to implement decisions in a timely manner for the benefit of our shareholders.

■  We seek to build focused and differentiated portfolios which capture our proprietary research. Given the inefficiencies in equity markets, we believe that highly focused portfolios provide the best opportunity to generate positive returns for our clients.

■  The Goldman Sachs Funds’ portfolios are driven by our bottom-up views; the team does not take unintended regional or sector bets.

               Focused and differentiated international equity portfolios that seek to deliver:

        ■ Access to equity markets around the world

        ■ A disciplined bottom-up approach to stock selection

■ Exposure to the best investment ideas of our deep and experienced research team

PORTFOLIO RESULTS

Strategic International Equity Fund
Dear Shareholder:
This report provides an overview on the performance of the Goldman Sachs Strategic International Equity Fund (the “Fund”) during the six-month reporting period that ended April 30, 2008.
  Performance Review

During the six-month reporting period that ended April 30, 2008, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of -10.63%, -10.98%, -11.00%, -10.49% and -10.72%, respectively. These returns compare to the -8.99% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) Index (unhedged, with dividends reinvested), over the same time period. During the period from their inception on November 30, 2007 through April 30, 2008, the Fund’s Class IR and R Shares generated cumulative total returns of -7.15% and -7.32%, respectively. These returns compared to the -5.92% cumulative total return of the Fund’s benchmark, the MSCI EAFE Index (unhedged, with dividends reinvested), over the same time period.

During the reporting period, stock selection within Europe and developed Asia ex-Japan detracted from the Fund’s relative performance. In contrast, stock selection within Japan and the portfolio’s overweight position in the emerging markets contributed to its relative performance. From a sector perspective, stock selection within the Industrials, Utilities and Telecommunication Services sectors detracted from performance. On the upside, the Fund benefited from strong stock selection within the Information Technology, Consumer Discretionary and Healthcare sectors.
  Market Review

The international equity markets experienced a difficult six months, with almost all major markets falling substantially during the period. Tightening liquidity conditions, credit concerns and the ongoing threat of a U.S. recession continued to weigh on equity markets globally, prompting high levels of volatility. The VIX Index, a measure of trading volatility, reached its highest level in four years in March 2008. European markets performed largely in line with U.S. markets despite the European Central Bank opting to keep interest rates on hold and the Bank of England lowering the UK base rate by only 25 basis points, in contrast to the Federal Reserve Board’s numerous rate cuts. The Japanese equity market was the most resilient of the major developed markets. Emerging markets were the weakest performers, largely driven by India and China, as they gave back some of the substantial gains they posted in 2007.
  Portfolio Composition

We continue to look for investment opportunities across all sectors, geographies and market capitalizations, as we seek to discover a broad range of investment ideas while being flexible, nimble, contrarian and avoiding complacency. During the reporting period, our bottom-up investment ideas resulted in the portfolio being overweight the Healthcare, Telecommunication Services and Consumer Staples sectors and underweight the Utilities, Consumer Discretionary and Financials sectors.

PORTFOLIO RESULTS
  Portfolio Highlights

During the reporting period, the following were examples of Fund holdings that impacted the Fund’s relative performance.

■	Siemens — Within the Industrials sector, the Fund’s position in Siemens detracted from performance after the company issued a profit warning due to order delays and cancellations. While Siemens, Europe’s biggest engineering company, saw the price of its shares fall significantly, we remain confident that this was a temporary event and are positive about the new CEO’s plans to streamline the company’s divisions, restructure the business and improve its profitability.

■	BT Group — Within the Telecommunication Services sector, BT Group underperformed after the company reported its slowest sales growth in three years. In addition, investors expressed concern that the current macroeconomic environment could adversely affect the company’s information technology (IT) services division. At the industry level, the market has become increasingly concerned about excess capacity leading to price erosion, but we maintain our position in BT Group.

■	Vodafone — Also within the Telecommunication Services sector, the Fund’s position in Vodafone detracted from performance as its stock price fell on concerns of increased competition in the U.S. mobile market, where Vodafone has a 45% stake in market leader Verizon. We continue to believe that Vodafone is undervalued and maintain our position.

■	Indra Sistemas — On the positive side, our preference within the Information Technology sector for software companies and systems providers was rewarded. In particular, the Fund benefited from its position in Spanish systems integration and outsourcing provider Indra Sistemas. The company significantly outperformed its peers after reporting a 30% year-on-year increase in 2007 profit due to its considerable international growth.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Equity Team

London, May 28, 2008

FUND BASICS
Strategic International Equity Fund
as of April 30, 2008
PERFORMANCE REVIEW

November 1, 2007–April 30, 2008	Fund Total Return (based on NAV)[1]	MSCI EAFE Index (unhedged)[2]

Class A	-10.63%	-8.99%
Class B	-10.98	-8.99
Class C	-11.00	-8.99
Institutional	-10.49	-8.99
Service	-10.72	-8.99

November 30, 2007–April 30, 2008

Class IR	-7.15%	-5.92%
Class R	-7.32	-5.92

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI EAFE Index (unhedged with dividends reinvested) is a market capitalization-weighted composite of securities in 21 developed markets. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 3/31/08	Since Inception	Inception Date

Class A	-11.87%	6/25/07
Class B	-11.99	6/25/07
Class C	-8.30	6/25/07
Institutional	-6.48	6/25/07
Service	-6.89	6/25/07
Class IR	-13.29	11/30/07
Class R	-13.46	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS AS OF 3/31/08[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.45%	1.60%
Class B	2.20	2.35
Class C	2.20	2.35
Institutional	1.05	1.20
Service	1.55	1.70
Class IR	1.20	1.35
Class R	1.70	1.85

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP 10 HOLDINGS AS OF 4/30/08[5]

	% of Net
Holding	Assets	Line of Business	Country

BHP Billiton Ltd.	2.7%	Materials	Australia

Vodafone Group PLC.	2.5	Telecommunication Services	United Kingdom

Nestle SA (Registered)	2.3	Food, Beverage & Tobacco	Switzerland

OAO Gazprom ADR	2.1	Energy	Russia

Tesco PLC	2.0	Food & Staples Retailing	United Kingdom

ENI SpA	2.0	Energy	Italy

Siemens AG (Registered)	2.0	Capital Goods	Germany

Carrefour SA	1.8	Food & Staples Retailing	France

BNP Paribas	1.7	Banks	France

Roche Holding AG	1.7	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 94.5%

Australia – 4.6%
283,781	Alumina Ltd. (Materials)	$1,535,618
106,086	BHP Billiton Ltd. (Materials)	4,276,501
60,000	Westpac Banking Corp. (Banks)	1,381,889

		7,194,008

Belgium – 1.0%
18,646	InBev NV (Food, Beverage & Tobacco)(a)	1,528,344

Brazil – 1.5%
171,298	Net Servicos de Comunicacao SA Preference Shares (Media)*	2,344,501

Cyprus – 1.0%
91,743	ProSafe SE (Energy)	1,580,324

Denmark – 1.1%
24,455	Novo-Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,673,166

France – 14.2%
25,560	BNP Paribas (Banks)	2,724,818
40,213	Carrefour SA (Food & Staples Retailing)	2,820,904
27,387	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,673,635
13,511	Renault SA (Automobiles & Components)	1,376,977
24,811	Sanofi-Aventis (Pharmaceuticals, Biotechnology & Life Sciences)	1,912,459
17,650	Societe Generale (Banks)	2,050,307
39,909	Societe Television Francaise 1 (Media)(a)	838,651
13,184	Technip SA (Energy)	1,214,863
27,590	Total SA (Energy)	2,311,106
7,913	UBISOFT Entertainment (Software & Services)*	790,326
34,075	Veolia Environnement (Utilities)	2,454,440
56,908	Vivendi SA (Media)*	2,294,385

		22,462,871

Germany – 6.6%
12,265	Allianz SE (Registered) (Insurance)	2,492,160
13,219	Bilfinger Berger AG (Capital Goods)	1,120,943
9,887	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	1,400,092
45,668	SAP AG (Software & Services)	2,285,532
26,446	Siemens AG (Registered) (Capital Goods)	3,094,339

		10,393,066

Greece – 0.5%
25,340	EFG Eurobank Ergasias (Banks)	783,542

Hong Kong – 5.2%
119,000	China Mobile Ltd. (Telecommunication Services)	2,047,683
160,900	Esprit Holdings Ltd. (Retailing)	1,981,406
129,000	Sun Hung Kai Properties Ltd. (Real Estate)	2,254,474
172,000	Swire Pacific Ltd. Class A (Real Estate)	2,012,945

		8,296,508

India – 0.7%
71,053	Indiabulls Financial Services Ltd. GDR (Registered) (Diversified Financials)	934,347
71,053	Indiabulls Securities Ltd. (Diversified Financials)*	226,759

		1,161,106

Italy – 6.2%
102,153	Banca Popolare Di Milano Scarl (Banks)	1,252,975
81,258	ENI SpA (Energy)	3,127,502
42,217	Geox SpA (Consumer Durables & Apparel)	606,211
91,669	Mediobanca SpA (Diversified Financials)	1,904,181
131,395	Safilo Group SpA (Consumer Durables & Apparel)	362,449
329,869	UniCredit SpA (Banks)	2,486,095

		9,739,413

Japan – 17.9%
148,000	Asahi Glass Co. Ltd. (Capital Goods)	1,767,216
139,700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,956,736
184	East Japan Railway Co. (Transportation)	1,468,304
74,000	Hitachi Metals Ltd. (Materials)	1,111,156
64,100	Komatsu Ltd. (Capital Goods)	1,950,813
83,000	Matsushita Electric Industrial Co. Ltd. (Consumer Durables & Apparel)	1,937,277
65,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,890,323
88,000	Mitsui & Co. Ltd. (Capital Goods)	2,066,766
119,200	Nomura Holdings, Inc. (Diversified Financials)	2,081,441
38,000	Olympus Corp. (Health Care Equipment & Services)	1,250,934
80,600	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	2,412,879
125,800	Sumitomo Electric Industries Ltd. (Capital Goods)	1,623,542

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
362,000	Sumitomo Metal Industries Ltd. (Materials)	$1,524,721
217	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,867,373
273,000	Toshiba Corp. (Technology Hardware & Equipment)	2,266,380
311,000	Ube Industries Ltd. (Japan) (Materials)	1,090,292

		28,266,153

Luxembourg – 0.8%
11,675	Millicom International Cellular SA SDR (Telecommunication Services)*(a)	1,234,882

Mexico – 1.3%
571,123	Corp. GEO SA de CV Series B (Consumer Durables & Apparel)*	2,129,034

Netherlands – 1.4%
74,950	Aegon NV (Insurance)	1,194,526
13,030	Akzo Nobel NV (Materials)(a)	1,100,079

		2,294,605

Norway – 3.2%
27,239	Schibsted ASA (Media)(a)	816,470
72,456	StatoilHydro ASA (Energy)	2,606,681
79,583	Telenor ASA (Telecommunication Services)*	1,594,967

		5,018,118

Russia – 3.1%
61,762	OAO Gazprom ADR (Energy)(b)	3,267,210
1,270	Sberbank RF GDR (Registered) (Banks)	472,559
3,004	Sberbank RF GDR (Registered) (Banks)*	1,117,769

		4,857,538

Singapore – 1.7%
362,000	Cosco Corp. (Singapore) Ltd. (Transportation)	842,591
125,000	DBS Group Holdings Ltd. (Banks)	1,828,866

		2,671,457

South Africa – 1.1%
194,042	Massmart Holdings Ltd. (Food & Staples Retailing)	1,804,078

Spain – 0.2%
10,080	Indra Sistemas SA (Software & Services)	273,857

Sweden – 0.8%
37,039	SSAB Svenskt Stal AB Series A (Materials)	1,222,656

Switzerland – 7.4%
7,624	Nestle SA (Registered) (Food, Beverage & Tobacco)	3,638,769
16,034	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,653,245
7,103	Swiss Life Holding (Registered) (Insurance)*	2,111,206
50,990	UBS AG (Registered) (Diversified Financials)*	1,687,370
20,162	Xstrata PLC (Materials)	1,569,676

		11,660,266

United Kingdom – 13.0%
221,668	Aegis Group PLC (Media)	551,012
34,764	Anglo American PLC (Materials)	2,247,178
502,333	BT Group PLC (Telecommunication Services)	2,211,255
256,663	Cobham PLC (Capital Goods)	1,117,828
73,934	Cookson Group PLC (Capital Goods)	1,036,626
127,384	Prudential PLC (Insurance)	1,730,260
481,448	Rentokil Initial PLC (Commercial Services & Supplies)	915,106
120,490	Royal Bank of Scotland Group PLC (Banks)	815,517
24,613	Schroders PLC (Diversified Financials)	511,655
95,085	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,746,755
127,697	Taylor Nelson Sofres PLC (Media)	510,971
380,171	Tesco PLC (Food & Staples Retailing)	3,219,867
1,234,725	Vodafone Group PLC (Telecommunication Services)	3,907,472

		20,521,502

TOTAL COMMON STOCKS
(Cost $151,414,934)		$149,110,995

		Expiration
Units	Description	Month	Value
Rights – 0.1%

Switzerland – 0.1%
UBS AG (Registered) (Diversified Financials)
50,990		05/08	$86,119
(Cost $0)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 1.7%

JPMorgan Chase Euro — Time Deposit
$2,684,266	2.145%	05/01/08	$2,684,266
(Cost $2,684,266)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $154,099,200)			$151,881,380

	Interest
Shares	Rate	Value
Securities Lending Collateral – 2.4%

Boston Global Investment Trust — Enhanced Portfolio(c)
3,728,437	2.642%	$3,728,437
(Cost $3,728,437)

TOTAL INVESTMENTS — 98.7%
(Cost $157,827,637)		$155,609,817

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		2,117,243

NET ASSETS — 100.0%		$157,727,060

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
SDR	—	Swedish Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications†

Automobiles & Components	0.9%
Banks	10.7
Capital Goods	8.7
Commercial Services & Supplies	0.6
Consumer Durables & Apparel	3.1
Diversified Financials	4.7
Energy	9.0
Food & Staples Retailing	6.4
Food, Beverage & Tobacco	3.3
Health Care Equipment & Services	0.8
Insurance	4.7
Materials	10.0
Media	4.7
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Real Estate	3.9
Retailing	1.2
Short-term Investments#	4.1
Software & Services	2.1
Technology Hardware & Equipment	1.5
Telecommunication Services	7.0
Transportation	1.4
Utilities	1.5

TOTAL INVESTMENTS	98.7%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include a short-term obligation and securities lending collateral.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

Assets:

Investment in securities, at value (identified cost $154,099,200)(a)	$151,881,380
Securities lending collateral, at value which equals cost	3,728,437
Foreign currency, at value (identified cost $131,776)	130,993
Receivables:
Fund shares sold	5,922,651
Investment securities sold, at value	1,582,843
Dividends and interest, at value	478,775
Reimbursement from investment adviser	103,979
Foreign tax reclaims, at value	123,932
Securities lending income	21,989

Total assets	163,974,979

Liabilities:

Due to Custodian	85,600
Payables:
Payable upon return of securities loaned	3,728,437
Fund shares repurchased	1,250,761
Investment securities purchased, at value	561,613
Amounts owed to affiliates	241,718
Accrued expenses and other liabilities	379,790

Total liabilities	6,247,919

Net Assets:

Paid-in capital	166,639,283
Accumulated undistributed net investment income	526,806
Accumulated net realized loss from investment, futures and foreign currency related transactions	(7,221,863)
Net unrealized loss on investments and translation of assets and liabilities denominated in foreign currencies	(2,217,166)

NET ASSETS	$157,727,060

Net Assets:
Class A	$79,367,101
Class B	23,395,259
Class C	23,897,792
Institutional	31,038,362
Service	9,997
Class IR	9,284
Class R	9,265

Total Net Assets	$157,727,060

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	4,955,368
Class B	1,623,087
Class C	1,640,212
Institutional	1,856,034
Service	602
Class IR	579
Class R	579

Net asset value, offering and redemption price per share:(b)
Class A	$16.02
Class B	14.41
Class C	14.57
Institutional	16.72
Service	16.61
Class IR	16.03
Class R	16.00

(a)	Includes loaned securities having a market value of $3,550,017.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $16.95. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

Investment income:

Dividends(a)	$1,714,219
Interest (including securities lending income of $43,864)	108,793

Total investment income	1,823,012

Expenses:

Management fees	685,008
Distribution and Service fees(b)	368,540
Printing fees	183,199
Transfer Agent fees(c)	134,454
Registration fees	97,247
Professional fees	47,224
Custody and accounting fees	31,319
Trustee fees	6,882
Service Share fees — Service Plan	12
Service Share fees — Shareholder Administration Plan	12
Other	33,281

Total expenses	1,587,178

Less — expense reductions	(269,277)

Net expenses	1,317,901

NET INVESTMENT INCOME	505,111

Realized and unrealized gain (loss) from investment, futures and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	(6,855,058)
Futures transactions	33,149
Foreign currency related transactions	(17,217)
Net change in unrealized gain (loss) on:
Investments	(14,639,835)
Translation of assets and liabilities denominated in foreign currencies	547

Net realized and unrealized loss from investment, futures and foreign currency related transactions:	(21,478,414)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,973,303)

(a)	Foreign taxes withheld on dividends were $113,078.
(b)	Class A, Class B, Class C and Class R Shares(d) had Distribution and Service fees of $104,283, $128,027, $136,211 and $19, respectively.
(c)	Class A, Class B, Class C, Institutional, Service, Class IR(d) and Class R Shares(d) had Transfer Agent fees of $79,256, $24,325, $25,881, $4,976, $2, $7 and $7, respectively.
(d)	Commenced operations on November 30, 2007.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Statements of Changes in Net Assets

	For the
	Six Months Ended		For the
	April 30, 2008		Year Ended
	(Unaudited)		October 31, 2007

From operations:

Net investment income (loss)	$505,111		$(497,129)
Net realized gain (loss) from investment, futures and foreign currency related transactions	(6,839,126)		75,761,606
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(14,639,288)		1,738,656

Net increase (decrease) in net assets resulting from operations	(20,973,303)		77,003,133

Distributions to shareholders:

From net realized gains
Class A Shares	(34,487,419)		—
Class B Shares	(11,387,460)		—
Class C Shares	(12,618,780)		—
Institutional Shares	(9,680,388)		—
Service Shares	(3,819)		—
Class IR Shares(a)	(3,628)		—
Class R Shares(a)	(3,628)		—

Total distributions to shareholders	(68,185,122)		—

From share transactions:

Proceeds from sales of shares	33,168,225		63,567,328
Reinvestments of dividends and distributions	61,745,710		—
Cost of shares repurchased	(44,043,611	) (b)	(132,574,723	) (c)

Net increase (decrease) in net assets resulting from share transactions	50,870,324		(69,007,395)

TOTAL INCREASE (DECREASE)	(38,288,101)		7,995,738

Net assets:

Beginning of period	196,015,161		188,019,423

End of period	$157,727,060		$196,015,161

Accumulated undistributed net investment income	$526,806		$21,695

(a)	Commenced operations on November 30, 2007.
(b)	Net of $3,328 of redemption fees remitted.
(c)	Net of $1,159 of redemption fees remitted.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Notes to Financial Statements
April 30, 2008 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Strategic International Equity Fund (the “Fund”). The Fund is a diversified portfolio offering seven classes of shares — Class A, Class B, Class C, Institutional, Service, Class IR and Class R. Class A Shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B Shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service, Class IR and Class R Shares of the Fund are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) serves as distributor of the Fund and receives such sales charges of which a certain portion may be retained. All share classes of the Fund charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman Sachs, serves as the investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Fund.
     On June 25, 2007, pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) approved by the Trust’s Board of Trustees on November 9, 2006, all of the assets, subject to liabilities, of the AXA Enterprise International Growth Fund (the “Predecessor Fund”) were transferred to the Strategic International Equity Fund in exchange for shares of beneficial interest of the Fund’s Class A, Class B, Class C and Institutional shares of equal value as of the close of business on June 22, 2007. Holders of Class A, Class B and Class C shares of the Predecessor Fund received Class A, Class B, and Class C shares of the Fund and holders of Class Y shares of the Predecessor Fund received Institutional shares of the Fund, in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Fund. The exchange was a tax-free event to shareholders. The Predecessor Fund was the accounting survivor in the reorganization and, as such, the financial statements and financial highlights reflect the financial information of the Predecessor Fund through June 22, 2007. On the date of the exchange, the Fund created Service Class Shares. Refer to the “Other Matters” footnote for details of the reorganization.
     Class IR and Class R Shares of the Fund commenced operations on November 30, 2007.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — The investment valuation policy of the Fund is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information, as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by GSAMI are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to such taxes.
     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Class A, Class B, Class C and Class R shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Fund separately bears its respective class-specific Transfer Agency fees.
     The Trustees of the Predecessor Trust had approved the payment of certain expenses using brokerage service arrangements. These payments were reflected on the Statement of Operations as “fees paid indirectly” for the periods prior to June 22, 2007. Effective June 25, 2007, the Fund discontinued such policy.
D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually. Net capital losses, if any, are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains, or as a tax return of capital.
     The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), on April 30, 2008. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAMI has reviewed the tax positions for open tax years (tax years ended October 31, 2005, 2006 and 2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments (applicable to fixed income securities); (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iv) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
F. Redemption Fees — Redemption fees are reimbursed to the Fund and reflected as a reduction in share redemptions on the Statement of Changes in Net Assets. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Fund on a “pro-rata” basis. The Fund uses a first-in first out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last.
G. Segregation Transactions — The Fund may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.
3. AGREEMENTS
A. Management Agreement — Under the Agreement, GSAMI manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAMI is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     For the six months ended April 30, 2008, GSAMI’s contractual Management fees are listed below along with the effective rate for the period:

	Contractual Management Rate

	First	Over	Over
Fund	$1 billion	$1 billion	$2 billion	Effective Rate

Strategic International Equity	0.85%	0.77%	0.73%	0.85%

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
3. AGREEMENTS (continued)
B. Distribution Agreement and Service Plans — The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class B and Class C Shares. With respect to Class A and Class R Shares, the distributor at its discretion may use compensation for distribution services paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
     Goldman Sachs serves as Distributor of the Shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the six months ended April 30, 2008, Goldman Sachs advised the Fund that it retained approximately $6,000 of sales loads from Class A Shares and no contingent deferred sales charges for Class B and Class C Shares.
C. Transfer Agency Agreement — Goldman Sachs serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B, Class C, Class IR and Class R Shares and 0.04% of average daily net assets for Institutional and Service Shares.
D. Service Plan and Shareholder Administration Plan — The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% of the average daily net assets of the Fund’s Service Shares.
E. Other Agreements — GSAMI has voluntarily agreed to limit certain “Other expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, taxes, Service Share fees, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.16% of average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAMI for prior fiscal year expense reimbursements, if any. For the six months ended April 30, 2008, GSAMI reimbursed the Fund approximately $267,200.
     In addition, the Fund has entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction in the Fund’s expenses. For the six months ended April 30, 2008, transfer agent fees were reduced by approximately $2,100.
     At April 30, 2008, the amounts owed to affiliates were approximately $106,000, $55,000, and $81,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2008 were $64,268,311 and $84,282,700, respectively.
     For the six months ended April 30, 2008, Goldman Sachs earned approximately $300 of brokerage commissions from portfolio transactions, including futures transactions, executed with Goldman Sachs as the Futures Commission Merchant on behalf of the Fund.
5. SECURITIES LENDING
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisors, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Fund and GSAL receive compensation relating to the lending of the Fund’s securities. The amounts earned by the Fund for the six months ended April 30, 2008, are reported parenthetically under Investment Income on the Statements of Operations. A portion of this amount, $7,903 represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the six months ended April 30, 2008, GSAL earned $4,863 in fees as securities lending agent. The amount payable to Goldman Sachs upon return of the securities as of April 30, 2008 was $1,089,500.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
6. TAX INFORMATION
As of the Fund’s most recent fiscal year end, October 31, 2007, the Fund’s capital loss carryforwards on a tax basis were as follows:

Capital loss carryforward[1]
Expiring 2008	$(369,294)

[1]	Expiration occurs on October 31 of the year indicated. Utilization of these losses may be limited under the Code.
     At April 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$157,841,097

Gross unrealized gain	8,537,187
Gross unrealized loss	(10,768,467)

Net unrealized security loss	$(2,231,280)

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales as of the most recent fiscal year end.
7. OTHER MATTERS
Mergers and Reorganizations — At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization the (“Reorganization Agreement”) providing for the tax-free reorganization of the AXA Enterprise International Growth Fund into the Strategic International Equity Fund. The reorganization was completed on June 25, 2007 as of the close of business on June 22, 2007.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

7. OTHER MATTERS (continued)
     Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise International Growth Fund’s Class A, Class B, Class C and Class Y Shares were transferred into Strategic International Equity Fund’s Class A, Class B, Class C and Institutional Shares, respectively, in a tax free exchange as follows:

			Predecessor Fund’s
	Exchanged Shares of	Value of	Shares Outstanding as
The Fund/Predecessor Fund	the Fund Issued	Exchanged Shares	of June 22, 2007

Strategic International Equity Class A/AXA Enterprise International Growth Class A	3,965,972	$100,224,762	3,965,972

Strategic International Equity Class B/AXA Enterprise International Growth Class B	1,448,086	34,539,379	1,448,086

Strategic International Equity Class C/AXA Enterprise International Growth Class C	1,668,122	39,929,474	1,668,122

Strategic International Equity Institutional/AXA Enterprise International Growth Class Y	1,588,975	41,278,413	1,588,975

     The following chart shows the Fund’s and Predecessor Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Predecessor Fund’s unrealized appreciation.

The Fund’s
	The Fund’s	Predecessor Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Predecessor Fund’s
	Net Assets before	Net Assets before	immediately after	Unrealized
The Fund/Predecessor Fund	reorganization	reorganization	reorganization	Appreciation

Strategic International Equity/AXA
Enterprise International Growth	$—	$215,972,028	$215,972,028	$65,226,779

Indemnifications — Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, the Fund believes the risk of loss under these arrangements to be minimal.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
7. OTHER MATTERS (continued)
New Accounting Pronouncements — On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAMI does not believe the adoption of FAS 157 will impact the amounts reported in the Fund’s financial statements; however, additional disclosures will be required.
     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.
8. SUBSEQUENT EVENT
Effective May 2008, the Fund participates in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAMI and GSAM. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

9. SUMMARY OF SHARE TRANSACTIONS

	For the Six Months Ended
	April 30, 2008		For the Year Ended
	(Unaudited)		October 31, 2007

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	906,262	$15,447,278	1,507,744	$32,785,699
Reinvestment of dividends and distributions	1,841,315	32,259,018	—	—
Shares converted from Class B(a)	62,661	1,092,147	—	—
Shares redeemed	(1,497,448)	(25,957,464)	(2,504,927)	(56,173,166)

	1,312,790	22,840,979	(997,183)	(23,387,467)

Class B Shares
Shares sold	124,688	1,935,935	320,905	6,235,224
Reinvestment of dividends and distributions	666,491	10,543,607	—	—
Shares converted to Class A(a)	(68,896)	(1,092,147)	—	—
Shares redeemed	(316,807)	(4,927,530)	(667,228)	(13,906,703)

	405,476	6,459,865	(346,323)	(7,671,479)

Class C Shares
Shares sold	227,511	3,764,120	466,332	9,218,623
Reinvestment of dividends and distributions	630,428	10,080,274	—	—
Shares redeemed	(545,182)	(8,453,463)	(1,244,630)	(26,845,515)

	312,757	5,390,931	(778,298)	(17,626,892)

Institutional Shares
Shares sold	694,621	12,000,892	683,000	15,317,756
Reinvestment of dividends and distributions	485,039	8,851,736	—	—
Shares redeemed	(283,798)	(4,705,154)	(1,497,587)	(35,649,339)

	895,862	16,147,474	(814,587)	(20,331,583)

Service Shares(b)
Shares sold	—	—	392	10,026
Reinvestment of dividends and distributions	210	3,819	—	—

	210	3,819	392	10,026

Class IR Shares(c)
Shares sold	372	10,000	—	—
Reinvestment of dividends and distributions	207	3,628	—	—

	579	13,628	—	—

Class R Shares(c)
Shares sold	372	10,000	—	—
Reinvestment of dividends and distributions	207	3,628	—	—

	579	13,628	—	—

NET INCREASE (DECREASE)	2,928,253	$50,870,324	(2,935,999)	$(69,007,395)

(a)	Class B Shares will automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commencement of operations was June 25, 2007.
(c)	Commencement of operations was November 30, 2007.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset	Net
	value,	Investment	Net realized	Total from	from net	from net
	beginning	Income	and unrealized	Investment	Investment	realized	Total
Year-Share Class	of period	(loss)(a)	gain (loss)	operations	Income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2008 - A	$27.90	$0.07	$(2.21)	$(2.14)	$—	$(9.74)	$(9.74)
2008 - B	26.18	— (d)	(2.03)	(2.03)	—	(9.74)	(9.74)
2008 - C	26.35	— (d)	(2.04)	(2.04)	—	(9.74)	(9.74)
2008 - Institutional	28.64	0.11	(2.29)	(2.18)	—	(9.74)	(9.74)
2008 - Service	28.58	0.06	(2.29)	(2.23)	—	(9.74)	(9.74)
2008 - IR(c)	26.87	0.07	(1.17)	(1.10)	—	(9.74)	(9.74)
2008 - R(c)	26.87	0.04	(1.17)	(1.13)	—	(9.74)	(9.74)
FOR THE YEARS ENDED OCTOBER 31,

2007 - A	18.93	(0.02)	8.99	8.97	—	—	—
2007 - B	17.88	(0.15)	8.45	8.30	—	—	—
2007 - C	17.99	(0.15)	8.51	8.36	—	—	—
2007 - Institutional	19.34	0.06	9.24	9.30	—	—	—
2007 - Service(f)	25.59	0.03	2.96	2.99	—	—	—

2006 - A	15.24	(0.01)	3.77	3.76	(0.07)	—	(0.07)
2006 - B	14.40	(0.10)	3.58	3.48	—	—	—
2006 - C	14.50	(0.10)	3.59	3.49	—	—	—
2006 - Institutional	15.56	0.09	3.83	3.92	(0.14)	—	(0.14)

2005 - A	12.86	0.04	2.36	2.40	(0.02)	—	(0.02)
2005 - B	12.23	(0.04)	2.23	2.19	(0.02)	—	(0.02)
2005 - C	12.31	(0.04)	2.25	2.21	(0.02)	—	(0.02)
2005 - Institutional	13.08	0.10	2.40	2.50	(0.02)	—	(0.02)
FOR THE PERIOD ENDED OCTOBER 31,

2004 - A	13.39	0.01	(0.54)	(0.53)	—	—	—
2004 - B	12.78	(0.05)	(0.50)	(0.55)	—	—	—
2004 - C	12.88	(0.05)	(0.52)	(0.57)	—	—	—
2004 - Institutional	13.56	0.06	(0.54)	(0.48)	—	—	—
FOR THE YEAR ENDED DECEMBER 31,

2003 - A	10.30	0.01	3.08 (g)	3.09	—	—	—
2003 - B	9.89	(0.05)	2.94 (g)	2.89	—	—	—
2003 - C	9.97	(0.05)	2.96 (g)	2.91	—	—	—
2003 - Institutional	10.39	0.06	3.11 (g)	3.17	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized. The Goldman Sachs Strategic International Equity Fund first began operations as the AXA Enterprise International Growth Fund (the “Predecessor Fund”) of the AXA Enterprise Funds Trust. On June 25, 2007, the Predecessor Fund was reorganized as a new portfolio of the Goldman Sachs Trust. Performance prior to June 25, 2007 is that of the Predecessor Fund. Total return information of the Predecessor Fund is provided in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Commenced operations on November 30, 2007.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.
(f)	Commenced operations on June 25, 2007.
(g)	Includes redemption fees of $0.04, $0.07, $0.07 and $0.07 for Class A, Class B, Class C and Institutional Shares, respectively.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

											Ratios assuming no
											expense reductions
					Ratio of		Ratio of
					net expenses		net		Ratio of				Ratio of
		Net assets,	Ratio of		(not		Investment		net Income		Ratio of		net investment
Net asset		end of	net expenses		including		Income (loss)		(not including		total expenses		Income (loss)		Portfolio
value, end	Total	period	to average		fees paid		to average		fees paid		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		indirectly)		net assets		indirectly)		net assets		net assets		rate

$16.02	(10.63)%	$79,367	1.45	%(e)	1.45	%(e)	0.81	%(e)	0.81	%(e)	1.79	%(e)	0.47	%(e)	40%
14.41	(10.98)	23,395	2.20	(e)	2.20	(e)	0.05	(e)	0.05	(e)	2.54	(e)	(0.29	)(e)	40
14.57	(11.00)	23,898	2.20	(e)	2.20	(e)	0.02	(e)	0.02	(e)	2.54	(e)	(0.32	)(e)	40
16.72	(10.49)	31,038	1.05	(e)	1.05	(e)	1.28	(e)	1.28	(e)	1.39	(e)	0.94	(e)	40
16.61	(10.72)	10	1.55	(e)	1.55	(e)	0.73	(e)	0.73	(e)	1.89	(e)	0.39	(e)	40
16.03	(7.15)	9	1.20	(e)	1.20	(e)	1.07	(e)	1.07	(e)	1.54	(e)	0.73	(e)	40
16.00	(7.32)	9	1.70	(e)	1.70	(e)	0.58	(e)	0.58	(e)	2.04	(e)	0.24	(e)	40

27.90	49.69	101,641	1.69		1.71		(0.09)		(0.11)		1.85		(0.25)		135
26.18	48.67	31,881	2.31		2.33		(0.69)		(0.71)		2.48		(0.86)		135
26.35	48.70	34,984	2.31		2.34		(0.72)		(0.74)		2.46		(0.87)		135
28.64	50.34	27,498	1.29		1.31		0.27		(0.25)		1.41		0.15		135
28.58	11.68	11	1.53	(e)	1.53	(e)	0.30	(e)	(0.30	)(e)	1.92	(e)	(0.09	)(e)	135

18.93	24.79	87,839	1.75		1.85		(0.04)		(0.15)		1.85		(0.15)		74
17.88	24.17	27,959	2.30		2.40		(0.56)		(0.70)		2.40		(0.72)		74
17.99	24.07	37,889	2.30		2.40		(0.58)		(0.68)		2.40		(0.68)		74
19.34	25.35	34,332	1.30		1.40		0.48		0.39		1.40		0.39		74

15.24	18.59	35,599	1.74		1.85		0.25		0.14		2.19		(0.20)		136
14.40	17.91	19,327	2.29		2.40		(0.30)		(0.41)		2.74		(0.75)		136
14.50	17.96	10,091	2.29		2.40		(0.30)		(0.41)		2.74		(0.75)		136
15.56	19.12	5,937	1.29		1.40		0.70		0.59		1.74		0.25		136

12.86	(3.96)	32,757	1.85	(e)	1.85	(e)	0.05	(e)	0.05	(e)	1.88	(e)	0.02	(e)	115
12.23	(4.30)	18,181	2.40	(e)	2.40	(e)	(0.45	)(e)	(0.45	)(e)	2.43	(e)	(0.48	)(e)	115
12.31	(4.43)	8,796	2.40	(e)	2.40	(e)	(0.45	)(e)	(0.45	)(e)	2.43	(e)	(0.48	)(e)	115
13.08	(3.54)	15,199	1.40	(e)	1.40	(e)	0.55	(e)	0.55	(e)	1.43	(e)	0.52	(e)	115

13.39	30.00	30,444	1.85		1.85		0.06		0.06		1.95		(0.04)		56
12.78	29.22	21,726	2.40		2.40		(0.49)		(0.49)		2.50		(0.59)		56
12.88	29.19	8,718	2.40		2.40		(0.51)		(0.51)		2.50		(0.61)		56
13.56	30.51	15,097	1.40		1.40		0.50		0.50		1.50		0.40		56

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
 Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2008

As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid for the
	Account Value	Account Value		Six months ended
Share Class	11/1/07	4/30/08		4/30/08*

Class A
Actual	$1,000	$893.70		$6.83
Hypothetical 5% return	1,000	1,017.65	+	7.27

Class B
Actual	1,000	890.20		10.39
Hypothetical 5% return	1,000	1,013.87	+	11.07

Class C
Actual	1,000	890.00		10.39
Hypothetical 5% return	1,000	1,013.87	+	11.07

Institutional
Actual	1,000	895.10		4.95
Hypothetical 5% return	1,000	1,019.64	+	5.27

Service
Actual	1,000	892.80		7.25
Hypothetical 5% return	1,000	1,017.21	+	7.72

Class IR(a)
Actual	1,000	928.50		4.89
Hypothetical 5% return	1,000	1,018.75	+	6.17

Class R(a)
Actual	1,000	926.80		6.84
Hypothetical 5% return	1,000	1,016.31	+	8.62

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized net expense ratios for the period were 1.45%, 2.20%, 2.20%, 1.05%, 1.55%, 1.20%, and 1.70%, for Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares, respectively.

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

(a)	Commenced operations on November 30, 2007.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $828 billion in assets under management as of March 31, 2008 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1] Fixed Income
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government
Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free
Municipal Fund[2] ▪  New York AMT-Free
Municipal Fund[2] ▪  Municipal Income Fund
▪  Government Income Fund
▪  Inflation Protected Securities
Fund
▪  U.S. Mortgages Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪  Emerging Markets Debt Fund
▪  Local Emerging Markets
Debt Fund	Domestic Equity
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap
Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  All Cap Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Structured Small Cap Value Fund
▪  Structured Small Cap
Growth Fund
▪  Small Cap Value Fund

Fund of Funds[3] ▪  Asset Allocation Portfolios
▪  Income Strategies Portfolio
▪  Satellite Strategies Portfolio

Retirement Strategies[3]	International Equity
▪  Structured International Equity Fund
▪  Structured International Equity
Flex Fund
▪  Strategic International Equity Fund
▪  Concentrated International Equity Fund
▪  Japanese Equity Fund
▪  Structured International Small Cap Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Structured Emerging Markets
Equity Fund
▪  Emerging Markets Equity Fund
▪  Concentrated Emerging Markets
Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Specialty[3] ▪  U.S. Equity Dividend and Premium Fund
▪  International Equity Dividend and
Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Structured International Tax-Managed
Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate Securities Fund
▪  Tollkeeper FundSM
▪  Commodity Strategy Fund
▪ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.
The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005
The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The economic and market forecasts presented herein have been generated by GSAM for informational purposes as of the date of this presentation. They are based on proprietary models and there can be no assurance that the forecasts will be achieved.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.
Copyright 2008 Goldman, Sachs & Co. All rights reserved. 08-9637.MF STRINTLSAR / 13.5K / 06-08

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 7, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	July 7, 2008